SHARE-BASED PAYMENTS - Employee Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangements [Abstract]
Share option plan, equity settled	$ 10	$ 31
Long-term share unit award incentive plan	116	69
Share-based compensation expense	126	100
Total carrying amount of liabilities for cash settled arrangements	161	88
Total intrinsic value of liability for vested benefits	$ 97	$ 56